Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details) - USD ($)	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Schedule of Accrued Expenses and Other Payables [Abstract]
Accrued payroll	$ 42,196	$ 121,120	$ 15,808
Advances from customers	26,445	25,099	36,396
Advances from IGH Holding Inc		49,000
Accrued warranty	37,363	27,714	22,056
Payroll tax and sales tax payable	112,068	245,226	155,689
Accrued store expenses	19,670	21,975	123,996
Accrued IPO offering cost		225,000	11,717
Accrued freight in cost	94,650	107,255
Accrued professional fee		103,000
Accrued Expenses and Other Current Liabilities	$ 432,469	$ 925,389	$ 365,662